MERRILL LYNCH
                                                     S&P 500
                                                     INDEX FUND

                                                     Merrill Lynch
                                                     Index Funds, Inc.

                              [GRAPHIC OMITTED]

                         STRATEGIC
                                  Performance

                                                     Annual Report
                                                     December 31, 2000

Merrill Lynch S&P 500 Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodricks, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Marc C. Cozzolino, Secretary

--------------------------------------------------------------------------------
Jack B. Sunderland and Arthur Zeikel, Directors, and Joseph T. Monagle Jr., Senior Vice President of Merrill Lynch S&P 500 Index Fund have recently retired. The Fund's Board of Directors wishes Messrs. Sunderland, Zeikel and Monagle well in their retirements.
--------------------------------------------------------------------------------

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax Information (unaudited)

Of the ordinary income distribution paid by Merrill Lynch S&P 500 Index Fund to shareholders of record on December 8, 2000, 97.14% qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

DEAR SHAREHOLDER

A strong first quarter for technology stocks in 2000 led the Standard & Poor's 500 (S&P 500) Index to its first-ever push through the 1,500 level during the last two weeks of March and first two weeks of April. Unfortunately, this represented the year's only positive quarter. The S&P 500 Index peaked at an all-time high of 1,527.46 on March 24 prior to a sharp correction that brought the Index back under the 1,400 level by the middle of May. Amid extraordinarily high levels of volatility, early signs of weakness within the technology sector that had appeared during the first quarter turned into a full-blown correction in early April, and an outright bear market in technology throughout the remainder of the year. In addition to concerns about the extended valuations of technology stocks, the market was faced with a Federal Reserve Board intent on repeated rounds of interest rate increases throughout the first half of 2000. Between year-end 1999 and June 30, 2000, the Federal Funds rate had undergone three increases totaling a full percentage point. This combination of higher short-term interest rates and a flagging technology sector led to moderate losses for the S&P 500 Index during the second and third quarters of the year. However, in the fourth quarter of 2000, investors were concerned that economic growth in the United States was rapidly decelerating. This was evidenced by a string of earnings disappointments by several of the Index's high-profile constituents. By the end of the year, investors had struggled through a fourth quarter that had produced a loss of 8.09% for the S&P 500 Index.

The year 2000 as a whole produced a decline of nearly 149 points for the S&P 500 Index and a total return of -9.10%. Indeed, 2000 represents the first year-over-year occurrence of an actual point decline for the S&P 500 Index since 1994 and the first negative total return for any calendar year since 1990. During the 20 years prior to 2000, the S&P 500 Index had declined in point value only three times--in 1994, 1990 and 1981. Thus, 2000 produced the worst total return for the S&P 500 Index overall since 1981, ending an incredible string of returns exceeding 20% that stretched back as far as 1995. Many of the trends that propelled the S&P 500 Index higher during the previous five years had reversed themselves during 2000. Whereas narrow market leadership in technology and telecommunications was responsible for much of the prior years' gains, the utilities and healthcare sectors were the S&P 500 Index's best performers in 2000.

Net assets of Master S&P 500 Index Series stood at $1,690.3 million at the end of 1999 and finished 2000 at $1,714.6 million. Thus, despite declining asset values, cash flow into the Series remained consistently positive throughout the year and was more than able to compensate for any drops. As the Series generally receives new cash on a daily basis, the inevitable buildup of the Series' futures position occurs rapidly. As a result, we seek opportunities to unwind these futures contracts, replacing them with an equivalent dollar value of the underlying securities in the S&P 500 Index.

For the year ended December 31, 2000, Merrill Lynch S&P 500 Index Fund's Class A and Class D Shares had total returns of -9.43% and -9.62%, respectively. The S&P 500 Index had a total return of -9.10% during the same 12-month period. (For complete performance information, see pages 4 and 5 of this report to shareholders.)

The Fund invests all of its assets in the Series, which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the S&P 500 Index. Incremental cash inflows are typically invested through the use of S&P 500 futures contracts. At December 31, 2000, the Series' equity portfolio was valued at $1,706.98 million, which represented more than 99% of the Series' net assets. In addition, the Series held a long position of S&P 500 March 2001 futures contracts, representing an underlying value of $7.3 million. Through its holding of equities and futures contracts, it is our goal for the Series to be 100% invested in the S&P 500 Index at all times.

Composition changes activity continued at a rapid pace in the second half of 2000. In response to these changes, we added to the Series the following equities to its portfolio during the year's third quarter: Qwest Communications International, Inc., Stilwell Financial, Inc., CIT Group, Inc., JDS Uniphase Corp., Palm Inc., KeySpan Corp., Devon Energy Corp. and Avaya Inc. During the fourth quarter of the year, the Fund added Dynegy Inc., Moody's Corp., King Pharmaceuticals, Inc., Nabors Industries, Inc., Power-One Inc., NiSource Inc., EOG Resources, Inc., BroadVision Inc., Starwood Hotels & Resorts Worldwide, Inc., Forest Laboratories, Inc., Chiron Corp., Calpine Corp., Robert Half International, Inc., MetLife Inc., Intuit Inc., Symbol Technologies, Inc., Ambac Financial Group, Inc., Allegheny Energy Inc., Stryker Corp., Vitesse Semiconductor Corp., QLogic Corp., Kinder Morgan Inc., Aetna Inc., Fluor Corporation and Applied Micro Circuits Corp.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President and Director

/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

February 20, 2001

PROXY RESULTS

During the six-month period ended December 31, 2000, Merrill Lynch S&P 500 Index Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on July 17, 2000. The description of each proposal and number of shares voted are as follows:

                                                                                 Shares Voted
                                                                                      For
------------------------------------------------------------------------------------------------------------------------------------
    1. To elect the Fund's Board of Directors:      Terry K. Glenn                50,911,970
                                                    M. Colyer Crum                50,913,757
                                                    Laurie S. Hodrick             50,914,919
                                                    Jack B. Sunderland            50,908,687
                                                    Stephen B. Swensrud           50,916,955
                                                    J. Thomas Touchton            50,917,230
                                                    Fred G. Weiss                 50,916,801
                                                    Arthur Zeikel                 50,899,376
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Shares Voted     Shares Voted    Shares Voted
                                                                                 For            Against         Abstain
------------------------------------------------------------------------------------------------------------------------------------
    2. To ratify the selection of Deloitte &
       Touche LLP as the Fund's independent auditors
       for the current fiscal year.                                          49,460,659         496,951        1,985,420
------------------------------------------------------------------------------------------------------------------------------------


                                     2 & 3

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administration fee and management fee, respectively. Without such waivers, the Fund's performance would have been lower.

Recent Performance Results

                                                 6 Month              12 Month             Since Inception
    As of December 31, 2000                   Total Return          Total Return            Total Return
==========================================================================================================
    ML S&P 500 Index Fund Class A Shares*          -8.89%                 -9.43%                 +82.99%
----------------------------------------------------------------------------------------------------------
    ML S&P 500 Index Fund Class D Shares*          -8.97                  -9.62                  +81.38
----------------------------------------------------------------------------------------------------------
    S&P 500 Index**                                -8.72                  -9.10                  +85.37
==========================================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.

** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/03/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 12/31/00                                                  - 9.43%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/00                                     +17.51
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
--------------------------------------------------------------------------------
One Year Ended 12/31/00                                                  - 9.62%
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/00                                     +17.23
--------------------------------------------------------------------------------

ML S&P 500 Index Fund's Class A & Class D Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A & Class D Shares compared to growth of an investment in the Standard & Poor's 500 Index. Beginning and ending values are:

                              4/3/97**          12/00
ML S&P 500 Index Fund+--
Class A Shares*               $10,000           $18,299
Class D Shares*               $10,000           $18,138
S&P 500 Index++               $10,000           $18,537

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in the Master S&P 500 Index Series of Quantitative Master Series Trust. The Trust's investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.
++    This unmanaged broad-based Index is comprised of common stocks.


                                     4 & 5

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND     As of December 31, 2000
==================================================================================================================================
Assets:        Investment in Master S&P 500 Index Series, at value
                 (identified cost--$1,399,111,608) ...................................................              $1,714,306,549
               Prepaid registration fees .............................................................                     102,439
                                                                                                                    --------------
               Total assets ..........................................................................               1,714,408,988
                                                                                                                    --------------
==================================================================================================================================
Liabilities:   Payables:
                  Distributor ........................................................................   $ 162,977
                  Administrative fees ................................................................     101,567         264,544
                                                                                                         ---------
               Accrued expenses ......................................................................                     365,453
                                                                                                                    --------------
               Total liabilities .....................................................................                     629,997
                                                                                                                    --------------
==================================================================================================================================
Net Assets:    Net assets ............................................................................              $1,713,778,991
                                                                                                                    ==============
==================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .......              $        5,539
Consist of:    Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .......                       5,059
               Paid-in capital in excess of par ......................................................               1,462,251,485
               Accumulated distributions in excess of investment income--net .........................                    (179,030)
               Accumulated distributions in excess of realized capital gains on investments
                 from the Series--net ................................................................                 (20,254,971)
               Accumulated realized capital losses on investments from the Series--net ...............                 (43,244,032)
               Unrealized appreciation on investments from the Series--net ...........................                 315,194,941
                                                                                                                    --------------
               Net assets ............................................................................              $1,713,778,991
                                                                                                                    ==============
==================================================================================================================================
Net Asset      Class A--Based on net assets of $896,355,976 and 55,388,782 shares outstanding ........              $       16.18
Value:                                                                                                              ==============
               Class D--Based on net assets of $817,423,015 and 50,592,759 shares outstanding ........              $       16.16
                                                                                                                    ==============
==================================================================================================================================

               See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND     For the Year Ended December 31, 2000
==================================================================================================================================
Investment     Investment income allocated from the Series .......................................                    $ 21,514,489
Income:        Expenses allocated from the Series ................................................                      (1,162,303)
                                                                                                                    --------------
               Net investment income from the Series .............................................                      20,352,186
                                                                                                                    --------------
==================================================================================================================================
Expenses:      Administration fee ................................................................    $ 4,272,683
               Account maintenance fee--Class D ..................................................      2,149,165
               Transfer agent fees ...............................................................      1,054,018
               Printing and shareholder reports ..................................................        221,870
               Registration fees .................................................................         85,896
               Professional fees .................................................................         27,140
               Amortization of organization expenses .............................................          9,822
               Accounting services ...............................................................          1,272
               Other .............................................................................        152,574
                                                                                                      ------------
               Total expenses before reimbursement ...............................................      7,974,440
               Reimbursement of expenses .........................................................       (278,966)
                                                                                                      ------------
               Total expenses after reimbursement ................................................                       7,695,474
                                                                                                                    --------------
               Investment income--net ............................................................                       12,656,712
                                                                                                                    --------------
==================================================================================================================================
Realized &     Realized loss on investments from the Series--net .................................                      (30,584,243)
Unrealized     Change in unrealized appreciation on investments from the Series--net .............                     (158,335,395)
Loss from the                                                                                                       --------------
Series--Net:   Net Decrease in Net Assets Resulting from Operations ..............................                   $(176,262,926)
                                                                                                                    ==============
==================================================================================================================================

               See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the Year Ended December 31,
S&P 500                                                                                             -------------------------------
INDEX FUND     Increase (Decrease) in Net Assets:                                                       2000               1999
===================================================================================================================================
Operations:    Investment income--net .........................................................  $    12,656,712    $    13,361,135
               Realized loss on investments from the Series--net ..............................      (30,584,243)       (12,925,029)
               Change in unrealized appreciation on investments from the Series--net ..........     (158,335,395)       282,264,783
                                                                                                 ---------------    ---------------
               Net increase (decrease) in net assets resulting from operations ................     (176,262,926)       282,700,889
                                                                                                 ---------------    ---------------
===================================================================================================================================
Dividends &    Investment income--net
Distributions     Class A .....................................................................       (7,752,379)        (7,708,322)
to                Class D .....................................................................       (4,924,465)        (6,171,913)
Shareholders:  In excess of investment income--net
                  Class A .....................................................................         (109,484)                --
                  Class D .....................................................................          (69,546)                --
               In excess of realized gain on investments from the Series--net
                  Class A .....................................................................         (507,224)        (9,542,324)
                  Class D .....................................................................         (461,493)        (9,743,930)
               Net decrease in net assets resulting from dividends and                           ---------------    ---------------
                  distributions to shareholders ...............................................      (13,824,591)       (33,166,489)
                                                                                                 ---------------    ---------------
===================================================================================================================================
Capital Share  Net increase in net assets derived from capital share transactions .............      214,357,742        322,049,353
Transactions:                                                                                    ---------------    ---------------
===================================================================================================================================
Net Assets:    Total increase in net assets ...................................................       24,270,225        571,583,753
               Beginning of year ..............................................................    1,689,508,766      1,117,925,013
                                                                                                 ---------------    ---------------
               End of year* ...................................................................  $ 1,713,778,991    $ 1,689,508,766
                                                                                                 ===============    ===============
===================================================================================================================================
              *Undistributed (accumulated distributions in excess of) investment income--net...  $      (179,030)   $        20,132
                                                                                                 ===============    ===============
===================================================================================================================================

               See Notes to Financial Statements.


                                     6 & 7

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

FINANCIAL HIGHLIGHTS

                                                                                                         Class A
                                                                                       ---------------------------------------------
               The following per share data and ratios have been derived                                              For the Period
MERRILL LYNCH  from information provided in the financial statements                     For the Year Ended Dec. 31,  April 3, 1997+
S&P 500                                                                                ------------------------------        to
INDEX FUND     Increase (Decrease) in Net Asset Value:                                   2000       1999       1998    Dec. 31, 1997
====================================================================================================================================
Per Share      Net asset value, beginning of period ................................... $  18.02   $  15.30   $  12.55   $  10.00
Operating                                                                               --------   --------   --------   --------
Performance:   Investment income--net .................................................      .13        .18        .18        .11
               Realized and unrealized gain (loss) on investments from the Series--net     (1.82)      2.92       3.33       2.97
                                                                                        --------   --------   --------   --------
               Total from investment operations .......................................    (1.69)      3.10       3.51       3.08
                                                                                        --------   --------   --------   --------
               Less dividends and distributions:
                  Investment income--net ..............................................     (.14)      (.17)      (.16)      (.11)
                  In excess of investment income--net .................................       --++       --         --         --
                  Realized gain on investments from the Series--net ...................       --         --       (.60)      (.42)
                  In excess of realized gain on investments from the Series--net ......     (.01)      (.21)        --         --
                                                                                        --------   --------   --------   --------
               Total dividends and distributions ......................................     (.15)      (.38)      (.76)      (.53)
                                                                                        --------   --------   --------   --------
               Net asset value, end of period ......................................... $  16.18   $  18.02   $  15.30   $  12.55
                                                                                        ========   ========   ========   ========
=================================================================================================================================
Total          Based on net asset value per share .....................................    (9.43%)    20.45%     28.24%     30.80%@
Investment                                                                              ========   ========   ========   ========
Return:
=================================================================================================================================
Ratios to      Expenses, net of reimbursement+++ ......................................      .38%       .38%       .39%       .40%*
Average                                                                                 ========   ========   ========   ========
Net Assets:    Expenses+++ ............................................................      .40%       .38%       .40%       .57%*
                                                                                        ========   ========   ========   ========
               Investment income--net .................................................      .85%      1.03%      1.27%      1.71%*
                                                                                        ========   ========   ========   ========
=================================================================================================================================
Supplemental   Net assets, end of period (in thousands) ............................... $896,356   $848,591   $682,669   $445,016
Data:                                                                                   ========   ========   ========   ========
=================================================================================================================================

                                                                                                         Class D
                                                                                       ---------------------------------------------
               The following per share data and ratios have been derived                                              For the Period
MERRILL LYNCH  from information provided in the financial statements                     For the Year Ended Dec. 31,  April 3, 1997+
S&P 500                                                                                ------------------------------        to
INDEX FUND     Increase (Decrease) in Net Asset Value:                                   2000       1999       1998    Dec. 31, 1997
====================================================================================================================================
Per Share      Net asset value, beginning of period ..................................  $  18.00   $  15.28   $  12.54   $  10.00
Operating                                                                               --------   --------   --------   --------
Performance:   Investment income--net ................................................       .04        .13        .11        .11
               Realized and unrealized gain (loss) on investments
                  from the Series--net                                                     (1.77)      2.94       3.37       2.95
                                                                                        --------   --------   --------   --------
               Total from investment operations ......................................     (1.73)      3.07       3.48       3.06
                                                                                        --------   --------   --------   --------
               Less dividends and distributions:
                  Investment income--net .............................................      (.10)      (.14)      (.14)      (.10)
                  In excess of investment income--net ................................        --++       --         --         --
                  Realized gain on investments from the Series--net ..................        --         --       (.60)      (.42)
                  In excess of realized gain on investments from the Series--net .....      (.01)      (.21)        --         --
                                                                                        --------   --------   --------   --------
               Total dividends and distributions .....................................      (.11)      (.35)      (.74)      (.52)
                                                                                        --------   --------   --------   --------
               Net asset value, end of period ........................................  $  16.16   $  18.00   $  15.28   $  12.54
                                                                                        ========   ========   ========   ========
=================================================================================================================================
Total          Based on net asset value per share ....................................     (9.62%)    20.16%     27.95%     30.53%@
Investment                                                                              ========   ========   ========   ========
Return:
=================================================================================================================================
Ratios to      Expenses, net of reimbursement+++ .....................................       .63%       .63%       .64%       .65%*
Average                                                                                 ========   ========   ========   ========
Net Assets:    Expenses+++ ...........................................................       .65%       .63%       .65%       .82%*
                                                                                        ========   ========   ========   ========
               Investment income--net ................................................       .60%       .77%      1.00%      1.47%*
                                                                                        ========   ========   ========   ========
=================================================================================================================================
Supplemental   Net assets, end of period (in thousands) ..............................  $817,423   $840,918   $435,256   $157,567
Data:                                                                                   ========   ========   ========   ========
=================================================================================================================================

        *   Annualized.
        +   Commencement of operations.
       ++   Amount is less than $.01 per share.
      +++   Includes the Fund's share if the Series' allocated expenses.
        @   Aggregate total investment return.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH S&P 500 INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at December 31, 2000 was 99.9%. The Fund offers two classes of shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and has exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Series, less all actual and accrued expenses of the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense


                                     8 & 9

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH S&P 500 INDEX FUND

as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income and net realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 2000, FAM earned fees of $4,272,683, of which $278,966 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the year ended December 31, 2000 were $331,049,675 and $138,511,210, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $214,357,742 and $322,049,353 for the years ended December 31, 2000 and December 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2000                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................       32,295,882     $ 565,187,150
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          473,424         8,005,604
                                                  -----------     -------------
Total issued ...............................       32,769,306       573,192,754
Shares redeemed ............................      (24,461,013)     (426,450,261)
                                                  -----------     -------------
Net increase ...............................        8,308,293     $ 146,742,493
                                                  ===========     =============
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 1999                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................       43,531,071     $ 714,509,919
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          950,102        16,408,260
                                                  -----------     -------------
Total issued ...............................       44,481,173       730,918,179
Shares redeemed ............................      (42,032,381)     (704,821,899)
                                                  -----------     -------------
Net increase ...............................        2,448,792     $  26,096,280
                                                  ===========     =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2000                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................       21,476,605     $ 375,316,374
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          280,301         4,731,478
                                                  -----------     -------------
Total issued ...............................       21,756,906       380,047,852
Shares redeemed ............................      (17,894,043)     (312,432,603)
                                                  -----------     -------------
Net increase ...............................        3,862,863     $  67,615,249
                                                  ===========     =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 1999                              Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................       34,981,106     $ 573,245,057
Shares issued to shareholders
in reinvestment of dividends
and distributions ..........................          790,655        13,630,892
                                                  -----------     -------------
Total issued ...............................       35,771,761       586,875,949
Shares redeemed ............................      (17,530,176)     (290,922,876)
                                                  -----------     -------------
Net increase ...............................       18,241,585     $ 295,953,073
                                                  ===========     =============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At December 31, 2000, the Fund had a net capital loss carryforward of approximately $4,945,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch S&P 500 Index Fund
(One of the series constituting
Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch S&P 500 Index Fund as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2001


                                    10 & 11

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

  Master S&P 500 Index Series
  ------------------------------------------------------------------------------
                                                        Shares
  Issue                                                  Held           Value
  ==============================================================================
  Common Stocks

+ ADC Telecommunications, Inc. ...............          112,278      $ 2,035,039
+ The AES Corporation ........................           66,702        3,693,623
  AFLAC Incorporated .........................           38,644        2,789,614
  ALLTEL Corporation .........................           45,475        2,839,345
+ ALZA Corporation ...........................           34,425        1,463,062
+ AMR Corporation ............................           21,906          858,441
  AT&T Corp. .................................          545,921        9,451,257
  Abbott Laboratories ........................          224,972       10,897,081
+ Adaptec, Inc. ..............................           14,352          147,108
  Adobe Systems Incorporated .................           34,968        2,034,700
  Adolph Coors Company (Class B) .............            5,384          432,403
+ Advanced Micro Devices, Inc. ...............           45,585          629,643
+ Aetna Inc. (New Shares) ....................           20,578          844,984
+ Agilent Technologies, Inc. .................           65,890        3,607,477
  Air Products and Chemicals, Inc. ...........           33,352        1,367,432
  Alberto-Culver Company (Class B) ...........            8,091          346,396
  Albertson's, Inc. ..........................           61,238        1,622,807
  Alcan Aluminium Ltd. .......................           47,010        1,607,154
  Alcoa Inc. .................................          125,806        4,214,501
  Allegheny Energy, Inc. .....................           16,088          775,240
  Allegheny Technologies Incorporated ........           11,689          185,563
  Allergan Inc. ..............................           19,142        1,853,185
+ Allied Waste Industries, Inc. ..............           28,677          417,609
  The Allstate Corporation ...................          106,365        4,633,525
+ Altera Corporation .........................           57,659        1,517,152
  Ambac Financial Group, Inc. ................           15,268          890,315
  Amerada Hess Corporation ...................           12,883          941,264
  Ameren Corporation .........................           19,975          925,092
+ America Online, Inc. .......................          339,758       11,823,578
  American Electric Power Company, Inc. ......           46,833        2,177,734
  American Express Company ...................          193,441       10,627,165
  American General Corporation ...............           36,572        2,980,618
  American Greetings Corporation
    (Class A) ................................            9,251           87,306
  American Home Products Corporation .........          190,615       12,113,583
  American International Group, Inc. .........          338,563       33,369,616
+ American Power Conversion Corporation ......           28,311          350,349
+ Amgen Inc. .................................          150,244        9,606,226
  AmSouth Bancorporation .....................           54,590          832,497
  Anadarko Petroleum Corporation .............           36,185        2,572,030
+ Analog Devices, Inc. .......................           52,013        2,662,415
+ Andrew Corporation .........................           11,792          256,476
  Anheuser-Busch Companies, Inc. .............          131,199        5,969,554
  Aon Corporation ............................           37,261        1,276,189
  Apache Corporation .........................           17,964        1,258,603
+ Apple Computer, Inc. .......................           47,258          702,963
  Applera Corporation--Applied
    Biosystems Group .........................           30,599        2,878,218
+ Applied Materials, Inc. ....................          117,977        4,505,247
+ Applied Micro Circuits Corporation .........           40,000        3,001,875
  Archer-Daniels-Midland Company .............           92,142        1,382,130
  Ashland Inc. ...............................           10,192          365,791
  Autodesk, Inc. .............................            8,393          226,086
  Automatic Data Processing, Inc. ............           91,799        5,812,024
+ AutoZone, Inc. .............................           18,574          529,359
+ Avaya Inc. .................................           40,456          417,202
  Avery Dennison Corporation .................           16,052          880,853
  Avon Products, Inc. ........................           34,571        1,655,087
  The B.F. Goodrich Company ..................           14,846          540,023
  BB&T Corporation ...........................           57,681        2,152,222
+ BMC Software, Inc. .........................           35,710          499,940
  Baker Hughes Incorporated ..................           48,295        2,007,261
  Ball Corporation ...........................            4,112          189,409
  Bank of America Corporation ................          236,720       10,859,530
  The Bank of New York Company, Inc. .........          107,695        5,943,418
  Bank One Corporation .......................          168,270        6,162,889
  Barrick Gold Corporation ...................           57,573          943,046
  Bausch & Lomb Incorporated .................            7,750          313,391
  Baxter International Inc. ..................           42,782        3,778,185
  The Bear Stearns Companies Inc. ............           15,522          786,771
  Becton, Dickinson and Company ..............           36,830        1,275,239
+ Bed Bath & Beyond Inc. .....................           41,195          921,738
  BellSouth Corporation ......................          271,706       11,122,964
  Bemis Company, Inc. ........................            7,783          261,217
+ Best Buy Co., Inc. .........................           30,130          890,718
+ Biogen, Inc. ...............................           21,565        1,295,248
  Biomet, Inc. ...............................           25,915        1,028,502
  The Black & Decker Corporation .............           11,823          464,053
  The Boeing Company .........................          129,222        8,528,652
  Boise Cascade Corporation ..................            8,359          281,071
+ Boston Scientific Corporation ..............           58,948          806,851
  Briggs & Stratton Corporation ..............            3,146          139,604
  Bristol-Myers Squibb Company ...............          284,401       21,027,899
+ Broadcom Corporation (Class A) .............           34,210        2,890,745
+ BroadVision, Inc. ..........................           39,146          462,412
  Brown-Forman Corporation (Class B) .........            9,999          664,933
  Brunswick Corporation ......................           12,722          209,118
  Burlington Northern Santa Fe Corp. .........           57,423        1,625,789
  Burlington Resources Inc. ..................           31,323        1,581,811
  C.R. Bard, Inc. ............................            7,357          342,560
  CIGNA Corporation ..........................           22,327        2,953,862
  The CIT Group, Inc (Class A) ...............           38,093          766,622
  CMS Energy Corporation .....................           17,557          556,337
  CSX Corporation ............................           31,561          818,613
  CVS Corporation ............................           56,973        3,414,819
+ Cabletron Systems, Inc. ....................           26,842          404,308
+ Calpine Corporation ........................           40,981        1,846,706
  Campbell Soup Company ......................           61,250        2,120,781
  Capital One Financial Corporation ..........           28,649        1,885,462
  Cardinal Health, Inc. ......................           40,598        4,044,576
  Carnival Corporation .......................           85,009        2,619,340
  Caterpillar Inc. ...........................           49,998        2,365,530
+ Cendant Corporation ........................          106,025        1,020,491
  Centex Corporation .........................            8,567          321,798
  CenturyTel, Inc. ...........................           20,502          732,946
+ Ceridian Corporation .......................           21,176          422,196
  The Charles Schwab Corporation .............          201,202        5,709,107
  Charter One Financial, Inc. ................           30,235          873,036
+ The Chase Manhattan Corporation ............          190,588        8,659,842
  Chevron Corporation ........................           93,350        7,882,241
+ Chiron Corporation .........................           27,855        1,239,547
  The Chubb Corporation ......................           25,468        2,202,982
  Cincinnati Financial Corporation ...........           23,398          925,683
  Cinergy Corp. ..............................           23,154          813,284
  Circuit City Stores--Circuit City Group ....           29,917          344,046
+ Cisco Systems, Inc. ........................        1,046,802       40,040,177
  Citigroup Inc. .............................          731,140       37,333,815
+ Citrix Systems, Inc. .......................           26,947          606,308
+ Clear Channel Communications, Inc. .........           85,051        4,119,658
  The Clorox Company .........................           34,276        1,216,798
  The Coastal Corporation ....................           31,243        2,759,147
  The Coca-Cola Company ......................          360,678       21,978,816
  Coca-Cola Enterprises Inc. .................           60,771        1,154,649
  Colgate-Palmolive Company ..................           83,230        5,372,497
+ Comcast Corporation (Class A) ..............          131,313        5,482,318
  Comerica Incorporated ......................           22,840        1,356,125
  Compaq Computer Corporation ................          247,260        3,721,263
  Computer Associates International, Inc. ....           84,444        1,646,658
+ Computer Sciences Corporation ..............           24,543        1,475,648
+ Compuware Corporation ......................           53,175          332,344
+ Comverse Technology, Inc. ..................           23,946        2,601,134
  ConAgra, Inc. ..............................           77,578        2,017,028
+ Conexant Systems, Inc. .....................           33,201          510,465
  Conoco Inc. (Class B) ......................           90,641        2,622,924
  Conseco, Inc. ..............................           47,297          623,729
  Consolidated Edison, Inc. ..................           30,833        1,187,071
+ Consolidated Stores Corporation ............           16,198          172,104
  Constellation Energy Group .................           21,849          984,571
+ Convergys Corporation ......................           22,405        1,015,227
  Cooper Industries, Inc. ....................           13,636          626,404
  Cooper Tire & Rubber Company ...............           10,571          112,317
  Corning Incorporated .......................          133,762        7,064,306
+ Costco Wholesale Corporation ...............           65,110        2,600,331
  Countrywide Credit Industries, Inc. ........           16,640          836,160
  Crane Co. ..................................            8,761          249,141
  Cummins Engine Company, Inc. ...............            6,073          230,394
  DTE Energy Company .........................           20,780          809,121
  Dana Corporation ...........................           21,505          329,295
  Danaher Corporation ........................           20,688        1,414,542
  Darden Restaurants, Inc. ...................           17,371          397,362
  Deere & Company ............................           34,104        1,562,390
+ Dell Computer Corporation ..................          376,257        6,560,981
  Delphi Automotive Systems Corporation ......           81,420          915,975
  Delta Air Lines, Inc. ......................           17,886          897,654
  Deluxe Corporation .........................           10,567          267,028
  Devon Energy Corporation ...................           18,669        1,138,249
  Dillard's, Inc. (Class A) ..................           13,381          158,063
  Dollar General Corporation .................           47,890          903,924
  Dominion Resources, Inc. ...................           34,782        2,330,394
  Dover Corporation ..........................           29,539        1,198,176
  The Dow Chemical Company ...................           98,678        3,614,082
  Dow Jones & Company, Inc. ..................           12,735          721,119
  Duke Energy Corporation ....................           53,664        4,574,856
  Dynegy Inc. (Class A) ......................           47,003        2,635,106
  E.I. du Pont de Nemours and Company ........          151,691        7,328,571
+ EMC Corporation ............................          318,240       21,162,960
  EOG Resources, Inc. ........................           16,997          929,523
  Eastman Chemical Company ...................           11,149          543,514
  Eastman Kodak Company ......................           43,658        1,719,034
  Eaton Corporation ..........................           10,182          765,559
  Ecolab Inc. ................................           18,474          797,846
  Edison International .......................           47,381          740,328
  El Paso Energy Corporation .................           33,779        2,419,421


                                    12 & 13

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                        Shares
  Issue                                                  Held           Value
  ==============================================================================
  Common Stocks (continued)

  Electronic Data Systems Corporation ........           68,027      $ 3,928,559
  Eli Lilly and Company ......................          163,958       15,258,341
  Emerson Electric Co. .......................           62,129        4,896,542
  Engelhard Corporation ......................           18,635          379,688
  Enron Corp. ................................          108,584        9,026,045
  Entergy Corporation ........................           32,484        1,374,479
  Equifax Inc. ...............................           20,553          589,614
  Exelon Corporation .........................           46,316        3,251,846
  Exxon Mobil Corporation++ ..................          505,600       43,955,600
+ FMC Corporation ............................            4,423          317,074
  FPL Group, Inc. ............................           25,728        1,845,984
+ FedEx Corp. ................................           41,518        1,659,059
  Fannie Mae .................................          146,521       12,710,697
  Freddie Mac ................................          101,099        6,963,194
+ Federated Department Stores, Inc. ..........           29,368        1,027,880
  Fifth Third Bancorp ........................           67,182        4,014,125
  First Data Corporation .....................           57,456        3,027,213
  First Union Corporation ....................          142,481        3,962,753
  Firstar Corporation ........................          138,191        3,212,941
  FirstEnergy Corp. ..........................           32,793        1,035,029
  FleetBoston Financial Corporation ..........          131,641        4,944,765
+ Fluor Corporation ..........................           11,028          364,613
  Ford Motor Company .........................          272,600        6,389,063
+ Forest Laboratories, Inc. ..................           12,718        1,689,904
  Fortune Brands, Inc. .......................           22,499          674,970
  Franklin Resources, Inc. ...................           35,462        1,351,102
+ Freeport-McMoRan Copper & Gold, Inc.
    (Class B) ................................           21,597          184,924
  GPU, Inc. ..................................           17,652          649,814
  Gannett Co., Inc. ..........................           38,420        2,422,861
  The Gap, Inc. ..............................          123,586        3,151,443
+ Gateway Inc. ...............................           46,996          845,458
  General Dynamics Corporation ...............           28,919        2,255,682
  General Electric Company ...................        1,441,203       69,087,669
  General Mills, Inc. ........................           41,103        1,831,652
  General Motors Corporation .................           82,171        4,185,585
  Genuine Parts Company ......................           25,174          659,244
  Georgia-Pacific Group ......................           32,737        1,018,939
  The Gillette Company .......................          153,198        5,534,278
+ Global Crossing Ltd. .......................          128,815        1,843,665
  Golden West Financial Corporation ..........           23,022        1,553,985
  The Goodyear Tire & Rubber Company .........           22,916          526,839
  Great Lakes Chemical Corporation ...........            7,302          271,543
+ Guidant Corporation ........................           44,755        2,413,973
  H & R Block, Inc. ..........................           13,377          553,473
  H.J. Heinz Company .........................           50,445        2,392,985
  HCA--The Healthcare Corporation ............           80,350        3,536,204
+ HEALTHSOUTH Corporation ....................           56,187          916,550
  Halliburton Company ........................           64,347        2,332,579
  Harcourt General, Inc. .....................           10,655          609,466
  Harley-Davidson, Inc. ......................           44,093        1,752,697
+ Harrah's Entertainment, Inc. ...............           17,003          448,454
  The Hartford Financial Services
    Group, Inc. ..............................           32,797        2,316,288
  Hasbro, Inc. ...............................           25,089          266,571
  Hercules Incorporated ......................           15,684          298,976
  Hershey Foods Corporation ..................           19,797        1,274,432
  Hewlett-Packard Company ....................          287,606        9,077,564
  Hilton Hotels Corporation ..................           53,578          562,569
  The Home Depot, Inc. .......................          336,841       15,389,423
  Homestake Mining Company ...................           38,341          160,553
  Honeywell International Inc. ...............          115,992        5,487,872
  Household International, Inc. ..............           68,484        3,766,620
+ Humana Inc. ................................           24,601          375,165
  Huntington Bancshares Incorporated .........           36,486          590,617
  IMS Health Incorporated ....................           42,711        1,153,197
  ITT Industries, Inc. .......................           12,837          497,434
  Illinois Tool Works Inc. ...................           43,989        2,620,095
+ Inco Limited ...............................           26,479          443,788
  Ingersoll-Rand Company .....................           23,347          977,656
  Intel Corporation ..........................          978,857       29,610,424
  International Business Machines
    Corporation ..............................          255,169       21,689,365
  International Flavors & Fragrances Inc. ....           14,215          288,742
  International Paper Company ................           70,014        2,857,446
  The Interpublic Group of
    Companies, Inc. ..........................           44,753        1,904,800
+ Intuit Inc. ................................           30,003        1,183,243
  J.C. Penney Company, Inc. ..................           38,173          415,131
  J.P. Morgan & Co., Incorporated ............           23,277        3,852,344
+ JDS Uniphase Corporation ...................          139,853        5,830,122
  Jefferson--Pilot Corporation ...............           14,986        1,120,204
  Johnson & Johnson ..........................          202,176       21,241,116
  Johnson Controls, Inc. .....................           12,497          649,844
+ KLA-Tencor Corporation .....................           27,054          911,382
  Kaufman and Broad Home Corporation .........            6,235          210,042
  Kellogg Company ............................           58,999        1,548,724
  Kerr-McGee Corporation .....................           13,747          920,190
  KeyCorp ....................................           61,935        1,734,180
  KeySpan Corporation ........................           19,552          828,516
  Kimberly-Clark Corporation .................           77,656        5,489,503
  Kinder Morgan, Inc. ........................           16,654          869,131
+ King Pharmaceuticals, Inc. .................           24,555        1,269,187
+ Kmart Corporation ..........................           70,308          373,511
  Knight Ridder, Inc. ........................           10,668          606,743
+ Kohl's Corporation .........................           48,245        2,942,945
+ The Kroger Co. .............................          119,709        3,239,625
+ LSI Logic Corporation ......................           46,440          793,660
  Leggett & Platt, Incorporated ..............           28,529          540,268
  Lehman Brothers Holdings, Inc. .............           34,689        2,345,844
+ Lexmark International Group, Inc.
    (Class A) ................................           18,474          818,629
  The Limited, Inc. ..........................           61,899        1,056,152
  Lincoln National Corporation ...............           27,798        1,315,193
  Linear Technology Corporation ..............           46,065        2,130,506
  Liz Claiborne, Inc. ........................            7,537          313,728
  Lockheed Martin Corporation ................           62,652        2,127,035
  Loews Corporation ..........................           14,332        1,484,258
  Longs Drug Stores Corporation ..............            5,506          132,832
  Louisiana-Pacific Corporation ..............           15,141          153,303
  Lowe's Companies, Inc. .....................           55,687        2,478,072
  Lucent Technologies Inc. ...................          485,722        6,557,247
  MBIA, Inc. .................................           14,296        1,059,691
  MBNA Corporation ...........................          123,889        4,576,150
  MGIC Investment Corporation ................           15,506        1,045,686
+ Manor Care, Inc. ...........................           14,965          308,653
  Marriott International, Inc. (Class A) .....           34,887        1,473,976
  Marsh & McLennan Companies, Inc. ...........           40,010        4,681,170
  Masco Corporation ..........................           64,910        1,667,376
  Mattel, Inc. ...............................           62,059          896,132
+ Maxim Integrated Products, Inc. ............           41,338        1,976,473
  The May Department Stores Company ..........           43,356        1,419,909
  Maytag Corporation .........................           11,188          361,512
  McDermott International, Inc. ..............            8,810           94,708
  McDonald's Corporation .....................          190,726        6,484,684
  The McGraw-Hill Companies, Inc. ............           28,357        1,662,429
  McKesson HBOC, Inc. ........................           41,300        1,482,257
  The Mead Corporation .......................           14,634          459,142
+ MedImmune, Inc. ............................           30,577        1,458,141
  Medtronic, Inc. ............................          174,752       10,550,652
  Mellon Financial Corporation ...............           70,976        3,491,132
  Merck & Co., Inc. ..........................          335,420       31,403,698
+ Mercury Interactive Corp. ..................           11,766        1,061,882
  Meredith Corporation .......................            7,277          234,228
  Merrill Lynch & Co., Inc.+++ ...............          117,826        8,034,260
  MetLife, Inc. ..............................          111,202        3,892,070
+ Micron Technology, Inc. ....................           82,512        2,929,176
+ Microsoft Corporation ++ ...................          775,571       33,640,392
  Millipore Corporation ......................            6,697          421,911
  Minnesota Mining and Manufacturing
    Company (3M) .............................           57,369        6,912,965
  Molex Incorporated .........................           28,442        1,009,691
  Moody's Corporation ........................           23,662          607,818
  Morgan Stanley Dean Witter & Co. ...........          163,004       12,918,067
  Motorola, Inc. .............................          317,687        6,433,162
+ NCR Corporation ............................           13,996          687,554
  NICOR, Inc. ................................            6,690          288,924
+ Nabors Industries, Inc. ....................           21,379        1,264,568
  National City Corporation ..................           88,524        2,545,065
+ National Semiconductor Corporation .........           25,975          522,747
  National Service Industries, Inc. ..........            5,942          152,635
+ Navistar International Corporation .........            8,630          225,998
+ Network Appliance, Inc. ....................           45,968        2,952,726
  The New York Times Company (Class A) .......           23,656          947,719
  Newell Rubbermaid Inc. .....................           38,820          883,155
  Newmont Mining Corporation .................           24,437          416,956
+ Nextel Communications, Inc. (Class A) ......          110,807        2,742,473
+ Niagara Mohawk Holdings Inc. ...............           23,376          390,087
  Nike, Inc. (Class B) .......................           39,313        2,194,157
  NiSource Inc. ..............................           29,666          912,230
  Nordstrom, Inc. ............................           18,756          341,125
  Norfolk Southern Corporation ...............           55,797          742,798
  Nortel Networks Corporation ................          450,513       14,444,573
  Northern Trust Corporation .................           32,231        2,628,841
  Northrop Grumman Corporation ...............           10,447          867,101
+ Novell, Inc. ...............................           47,737          249,127
+ Novellus Systems, Inc. .....................           19,069          685,292
  Nucor Corporation ..........................           11,326          449,501
  ONEOK, Inc. ................................            4,264          205,205
  Occidental Petroleum Corporation ...........           53,712        1,302,516
+ Office Depot, Inc. .........................           43,336          308,769
  Old Kent Financial Corporation .............           20,135          880,906
  Omnicom Group Inc. .........................           25,753        2,134,280
+ Oracle Corporation .........................          814,131       23,660,682
  PACCAR Inc. ................................           11,188          551,009
  PG&E Corporation ...........................           56,277        1,125,540


                                    14 & 15

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                        Shares
  Issue                                                  Held           Value
  ==============================================================================
  Common Stocks (continued)

  PNC Bank Corp. .............................           42,017      $ 3,069,867
  PPG Industries, Inc. .......................           24,544        1,136,694
  PPL Corporation ............................           21,077          952,417
+ Pactiv Corporation .........................           22,983          284,415
  Pall Corporation ...........................           17,957          382,709
+ Palm, Inc. .................................           82,303        2,330,204
+ Parametric Technology Corporation ..........           39,579          531,843
  Parker-Hannifin Corporation ................           16,937          747,345
  Paychex, Inc. ..............................           54,143        2,632,703
  Peoples Energy Corporation .................            5,154          230,642
+ PeopleSoft, Inc. ...........................           41,517        1,543,913
  PepsiCo, Inc. ..............................          209,967       10,406,489
  PerkinElmer, Inc. ..........................            7,274          763,770
  Pfizer Inc. ................................          917,630       42,210,980
  Pharmacia Corporation ......................          187,576       11,442,136
  Phelps Dodge Corporation ...................           11,519          642,904
  Philip Morris Companies Inc. ...............          323,406       14,229,864
  Phillips Petroleum Company .................           37,080        2,108,925
  Pinnacle West Capital Corporation ..........           12,372          589,216
  Pitney Bowes Inc. ..........................           36,672        1,214,760
  Placer Dome Inc. ...........................           47,631          458,448
  Potlatch Corporation .......................            4,163          139,721
+ Power-One, Inc. ............................           11,415          448,752
  Praxair, Inc. ..............................           23,072        1,023,820
  The Procter & Gamble Company ...............          189,630       14,874,103
  Progress Energy, Inc. ......................           29,890        1,470,238
  The Progressive Corporation ................           10,690        1,107,751
  Providian Financial Corporation ............           41,504        2,386,480
  Public Service Enterprise Group
    Incorporated .............................           31,246        1,519,337
  Pulte Corporation ..........................            5,881          248,105
+ QLogic Corporation .........................           13,314        1,025,178
+ QUALCOMM Incorporated ......................          108,744        8,937,398
  The Quaker Oats Company ....................           19,066        1,856,552
+ Quintiles Transnational Corp. ..............           16,764          350,996
+ Qwest Communications
    International Inc. .......................          240,874        9,875,834
  R.R. Donnelley & Sons Company ..............           17,739          478,953
  RadioShack Corporation .....................           27,065        1,158,720
  Ralston-Ralston Purina Group ...............           44,647        1,166,403
  Raytheon Company (Class B) .................           49,428        1,535,357
+ Reebok International Ltd. ..................            8,287          226,567
  Regions Financial Corporation ..............           32,225          880,145
  Reliant Energy, Inc. .......................           42,840        1,855,508
+ Robert Half International Inc. .............           25,844          684,866
  Rockwell International Corporation .........           26,689        1,271,064
  Rohm and Haas Company ......................           31,957        1,160,439
+ Rowan Companies, Inc. ......................           13,705          370,035
  Royal Dutch Petroleum Company
    (NY Registered Shares) ...................          311,881       18,888,293
  Ryder System, Inc. .........................            8,727          145,086
  SAFECO Corporation .........................           18,571          610,522
  SBC Communications Inc. ....................          492,333       23,508,901
  SUPERVALU INC ..............................           19,240          266,955
  SYSCO Corporation ..........................           97,097        2,912,910
  Sabre Holdings Corporation .................           18,873          813,898
+ Safeway Inc. ...............................           72,884        4,555,250
+ Sanmina Corporation ........................           22,062        1,690,501
+ Sapient Corporation ........................           17,645          210,637
  Sara Lee Corporation .......................          121,270        2,978,694
  Schering-Plough Corporation ................          212,648       12,067,774
  Schlumberger Limited .......................           83,276        6,656,875
  Scientific-Atlanta, Inc. ...................           23,435          763,102
+ Sealed Air Corporation .....................           12,150          370,575
  Sears, Roebuck & Co. .......................           48,606        1,689,058
  Sempra Energy ..............................           29,751          691,711
  The Sherwin-Williams Company ...............           23,353          614,476
+ Siebel Systems, Inc. .......................           62,476        4,224,939
  Sigma-Aldrich Corporation ..................           11,231          441,519
  Snap-On Incorporated .......................            8,450          235,544
+ Solectron Corporation ......................           92,579        3,138,428
  The Southern Company .......................           98,305        3,268,641
  SouthTrust Corporation .....................           24,517          997,535
  Southwest Airlines Co. .....................           72,993        2,447,455
+ Sprint Corp. (PCS Group) ...................          135,601        2,771,345
  Sprint Corporation .........................          128,618        2,612,553
+ St. Jude Medical, Inc. .....................           12,367          759,798
  The St. Paul Companies, Inc. ...............           31,662        1,719,642
  The Stanley Works ..........................           12,569          391,996
+ Staples, Inc. ..............................           66,047          780,180
+ Starbucks Corporation ......................           27,263        1,206,388
  Starwood Hotels & Resorts
    Worldwide, Inc. ..........................           28,076          989,679
  State Street Corporation ...................           23,536        2,923,407
  Stilwell Financial, Inc. ...................           32,347        1,275,685
  Stryker Corporation ........................           28,471        1,440,348
  Summit Bancorp .............................           25,346          967,900
+ Sun Microsystems, Inc. .....................          468,336       13,054,866
  SunTrust Banks, Inc. .......................           43,083        2,714,229
  Sunoco, Inc. ...............................           12,365          416,546
  Symbol Technologies, Inc. ..................           21,251          765,036
  Synovus Financial Corp. ....................           41,403        1,115,293
  T. Rowe Price Group Inc. ...................           17,670          746,834
  The TJX Companies, Inc. ....................           40,911        1,135,280
  TRW Inc. ...................................           18,130          702,537
  TXU Corp. ..................................           37,544        1,663,668
  Target Corporation .........................          130,279        4,201,498
+ Tektronix, Inc. ............................           13,760          463,540
+ Tellabs, Inc. ..............................           59,697        3,372,881
  Temple-Inland, Inc. ........................            7,152          383,526
+ Tenet Healthcare Corporation ...............           46,117        2,049,324
+ Teradyne, Inc. .............................           25,336          943,766
  Texaco Inc. ................................           80,017        4,971,056
  Texas Instruments Incorporated .............          251,615       11,920,261
  Textron, Inc. ..............................           20,689          962,038
+ Thermo Electron Corporation ................           26,182          778,915
  Thomas & Betts Corporation .................            8,481          137,286
  Tiffany & Co. ..............................           21,159          669,153
  Time Warner Inc. ...........................          193,082       10,086,604
  The Timken Company .........................            8,730          132,041
  Torchmark Corporation ......................           18,362          705,789
  Tosco Corporation ..........................           21,113          716,522
+ Toys 'R' Us, Inc. ..........................           29,676          495,218
  Transocean Sedco Forex Inc. ................           30,634        1,409,164
  Tribune Company ............................           43,968        1,857,648
+ Tricon Global Restaurants, Inc. ............           21,257          701,481
  Tupperware Corporation .....................            8,358          170,817
  Tyco International Ltd. ....................          254,394       14,118,867
+ US Airways Group, Inc. .....................            9,761          395,931
  U.S. Bancorp ...............................          109,547        3,197,403
  USA Education Inc. .........................           23,862        1,622,616
  UST Inc. ...................................           23,636          663,285
  USX-Marathon Group .........................           45,155        1,253,051
  USX-U.S. Steel Group .......................           12,936          232,848
  Unilever NV (NY Registered Shares) .........           83,134        5,232,246
  Union Carbide Corporation ..................           19,709        1,060,591
  Union Pacific Corporation ..................           36,047        1,829,385
  Union Planters Corporation .................           19,635          701,951
+ Unisys Corporation .........................           45,527          665,832
  United Technologies Corporation ............           68,121        5,356,014
  UnitedHealth Group Incorporated ............           46,377        2,846,388
  Unocal Corporation .........................           35,366        1,368,222
  UnumProvident Corporation ..................           35,032          941,485
+ VERITAS Software Corporation ...............           56,717        4,962,737
  V. F. Corporation ..........................           16,546          599,627
  Verizon Communications .....................          392,575       19,677,822
+ Viacom, Inc. (Class B) .....................          220,065       10,288,039
  Visteon Corporation ........................           19,039          218,949
+ Vitesse Semiconductor Corporation ..........           26,177        1,447,915
  Vulcan Materials Company ...................           14,663          701,991
  W. W. Grainger, Inc. .......................           13,727          501,036
  Wachovia Corporation .......................           29,604        1,720,732
  Wal-Mart Stores, Inc. ......................          649,662       34,513,294
  Walgreen Co. ...............................          147,343        6,160,779
  The Walt Disney Company ....................          303,199        8,773,821
  Washington Mutual, Inc. ....................           78,432        4,161,798
  Waste Management, Inc. .....................           90,415        2,509,016
+ Watson Pharmaceuticals, Inc. ...............           14,947          765,100
+ Wellpoint Health Networks Inc. .............            9,086        1,047,161
  Wells Fargo Company ........................          248,598       13,843,801
  Wendy's International, Inc. ................           16,539          434,149
  Westvaco Corporation .......................           14,612          426,488
  Weyerhaeuser Company .......................           31,871        1,617,453
  Whirlpool Corporation ......................            9,677          461,472
  Willamette Industries, Inc. ................           15,916          747,057
  The Williams Companies, Inc. ...............           63,999        2,555,960
  Winn-Dixie Stores, Inc. ....................           20,298          393,274
  Wm. Wrigley Jr. Company ....................           16,420        1,573,241


                                    16 & 17

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

  Master S&P 500 Index Series (concluded)
  ------------------------------------------------------------------------------
                                                        Shares
  Issue                                                  Held           Value
  ==============================================================================
  Common Stocks (concluded)

+ WorldCom, Inc. .............................          418,772    $   5,862,808
  Worthington Industries, Inc. ...............           12,491          100,709
  Xcel Energy, Inc. ..........................           49,557        1,440,250
  Xerox Corporation ..........................           97,068          448,939
+ Xilinx, Inc. ...............................           47,886        2,208,742
+ Yahoo! Inc. ................................           81,220        2,450,560
  ------------------------------------------------------------------------------
  Total Common Stocks (Cost--$1,391,678,420)--99.6%                1,706,978,669
  ==============================================================================
     Face
    Amount                     Short-Term Obligations
  ==============================================================================
  Commercial Paper*
    $9,475,000          General Motors Acceptance Corp.,
                          6.75% due 1/02/2001                         9,469,670
  ==============================================================================
  Total Short-Term Obligations (Cost--$9,469,670)--0.5%               9,469,670
  ==============================================================================
  Total Investments (Cost--$1,401,148,090)--100.1%                1,716,448,339
  Variation Margin on Financial Futures Contracts**--0.0%              (145,035)
  Liabilities in Excess of Other Assets--(0.1%)                      (1,671,856)
                                                                 --------------
  Net Assets--100.0%                                             $1,714,631,448
                                                                 ==============
  ==============================================================================
  +   Non-income producing security.
  ++ Portion of securities held as collateral for open financial futures contracts.
  +++ An affiliate of the Series.
  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.
  **  Financial futures contracts purchased as of December 31, 2000 were as follows:
      --------------------------------------------------------------------------
      Number of                                  Expiration
      Contracts              Issue                  Date               Value
      --------------------------------------------------------------------------
         22            S&P 500 Stock Index       March 2001         $7,342,500
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$7,433,412)                            $7,342,500
                                                                    ==========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES           As of December 31, 2000
==================================================================================================================================
Assets:                Investments, at value (identified cost--$1,401,148,090) ................                     $1,716,448,339
                       Receivables:
                          Securities sold .....................................................    $ 12,266,282
                          Contributions .......................................................       3,928,456
                          Dividends ...........................................................       1,527,462         17,722,200
                                                                                                   ------------
                       Prepaid expense and other assets .......................................                             63,541
                                                                                                                    --------------
                       Total assets ...........................................................                      1,734,234,080
                                                                                                                    --------------
==================================================================================================================================
Liabilities:           Payables:
                          Withdrawals .........................................................      15,003,716
                          Securities purchased ................................................       3,007,363
                          Custodian bank ......................................................         710,169
                          Variation margin ....................................................         145,035
                          Investment adviser ..................................................           6,638         18,872,921
                                                                                                   ------------
                       Accrued expenses and other liabilities                                                              729,711
                                                                                                                    --------------
                       Total liabilities ......................................................                         19,602,632
                                                                                                                    --------------
==================================================================================================================================
Net Assets:            Net assets .............................................................                     $1,714,631,448
                                                                                                                    ==============
==================================================================================================================================
Net Assets             Partners' capital ......................................................                     $1,399,422,111
Consist of:            Unrealized appreciation on investments--net ............................                        315,209,337
                                                                                                                    --------------
                       Net assets .............................................................                     $1,714,631,448
                                                                                                                    ==============
==================================================================================================================================

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES           For the Year Ended December 31, 2000
==================================================================================================================================
Investment             Dividends (net of $91,875 foreign withholding tax) .....................                       $ 19,747,502
Income:                Interest and discount earned ...........................................                          1,731,231
                       Other ..................................................................                             37,299
                                                                                                                    --------------
                       Total income ...........................................................                         21,516,032
                                                                                                                    --------------
==================================================================================================================================
Expenses:              Accounting services ....................................................       $ 772,542
                       Custodian fees .........................................................         148,687
                       Investment advisory fees ...............................................          89,483
                       Professional fees ......................................................          66,642
                       Trustees' fees and expenses ............................................          26,099
                       Amortization of organization expenses ..................................           2,704
                       Pricing fees ...........................................................           1,772
                       Other ..................................................................          54,484
                                                                                                      ----------
                       Total expenses .........................................................                          1,162,413
                                                                                                                     -------------
                       Investment income--net .................................................                         20,353,619
                                                                                                                     -------------
==================================================================================================================================
                       Realized loss from investments--net ....................................                        (30,625,787)
Realized &             Change in unrealized appreciation on investments--net ..................                       (158,321,085)
Unrealized Loss                                                                                                      -------------
On Investments--Net:  Net Decrease in Net Assets Resulting from Operations ...................                       $(168,593,253)
                                                                                                                     =============
==================================================================================================================================

                       See Notes to Financial Statements.


                                    18 & 19

                          Merrill Lynch S&P 500 Index Fund, December 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Year Ended
MASTER                                                                                               December 31,
S&P 500                                                                                    ----------------------------------
INDEX SERIES           Increase (Decrease) in Net Assets:                                       2000                1999
==============================================================================================================================
Operations:            Investment income--net ........................................    $    20,353,619     $    19,516,040
                       Realized loss on investments--net .............................        (30,625,787)        (12,925,031)
                       Change in unrealized appreciation on investments--net .........       (158,321,085)        282,264,818
                                                                                          ---------------     ---------------
                       Net increase (decrease) in net assets resulting from operations       (168,593,253)        288,855,827
                                                                                          ---------------     ---------------
==============================================================================================================================
Net Capital            Increase in net assets derived from net capital contributions .        192,888,963         283,259,445
Contributions:                                                                            ---------------     ---------------
==============================================================================================================================
Net Assets:            Total increase in net assets ..................................         24,295,710         572,115,272
                       Beginning of year .............................................      1,690,335,738       1,118,220,466
                                                                                          ---------------     ---------------
                       End of year ...................................................    $ 1,714,631,448     $ 1,690,335,738
                                                                                          ===============     ===============
==============================================================================================================================

                       See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

                       The following ratios have been derived
                       from information provided in the                                                             For the Period
MASTER                 financial statements.                                     For the Year Ended Dec. 31,        April 3, 1997+
S&P 500                                                            -----------------------------------------------        to
INDEX SERIES           Increase (Decrease) in Net Asset Value:         2000             1999           1998         Dec. 31, 1997
=================================================================================================================================
Ratios to Average      Expenses, net of reimbursement .........              .07%             .07%           .10%             .12%*
Net Assets:                                                        =============    =============    ===========    =============
                       Expenses ...............................              .07%             .07%           .10%             .17%*
                                                                   =============    =============    ===========    =============
                       Investment income--net .................             1.16%            1.33%          1.56%            1.99%*
                                                                   =============    =============    ===========    =============
=================================================================================================================================
Supplemental           Net assets, end of period (in thousands)    $   1,714,631    $   1,690,336    $ 1,118,220    $     602,801
Data:                                                              =============    =============    ===========    =============
                       Portfolio turnover .....................             9.71%           29.91%        25.97%            24.31%
                                                                   =============    =============    ===========    =============
=================================================================================================================================

      *     Annualized.
      +     Commencement of operations.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER S&P 500 INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).


                                    20 & 21

                             Merrill Lynch S&P 500 Index Fund, December 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER S&P 500 INDEX SERIES

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Series will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Series will amortize premiums and discounts on debt securities effective January 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Series. As of December 31, 2000, no debt securities were held by the Series.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(f) Custodian bank--The Trust recorded an amount payable to the Custodian bank reflecting an overnight overdraft that resulted from an unprojected payment of net investment income dividends.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

Merrill Lynch Trust Company ("MLTC"), an indirect wholly owned subsidiary of ML & Co., is the Series' custodian.

Accounting services were provided to the Series by FAM.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2000 were $400,628,373 and $167,401,509, respectively.

Net realized losses for the year ended December 31, 2000 and net unrealized gains (losses) as of December 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                Realized           Unrealized
                                                 Losses          Gains (Losses)
--------------------------------------------------------------------------------
  Long-term investments ..............       $ (23,036,889)       $ 315,300,249
  Financial futures contracts ........          (7,588,898)             (90,912)
                                             -------------        -------------
  Total ..............................       $ (30,625,787)       $ 315,209,337
                                             =============        =============
--------------------------------------------------------------------------------

As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $259,815,730, of which $450,931,665 related to appreciated securities and $191,115,935 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $1,456,632,609.

4. Short-Term Borrowings:

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the year ended December 31, 2000.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master S&P 500 Index Series
(One of the series constituting
Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the custodian and by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master S&P 500 Index Series of Quantitative Master Series Trust as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 15, 2001


                                    22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        Index 4--12/00

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